Credit risk (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial risk management [Abstract]
Schedule of Loans and Advances to Customers	Movements in the gross carrying amount for loans and advances to customers and for allowance for expected credit losses were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 1 January 2025	387,517	44,658	6,708	6,207	445,090	730	1,159	1,107	187	3,183
Exchange and other adjustments[1]	1,330	(16)	2	8	1,324	(14)	(2)	19	45	48
Transfers to Stage 1	7,085	(6,942)	(143)		–	239	(220)	(19)		–
Transfers to Stage 2	(10,398)	11,182	(784)		–	(53)	114	(61)		–
Transfers to Stage 3	(1,556)	(1,871)	3,427		–	(35)	(157)	192		–
Net change in ECL due to transfers						(153)	257	350		454
Impact of transfers between stages[2]	(4,869)	2,369	2,500		–	(2)	(6)	462		454
Other changes in credit quality[2]						27	(46)	675	11	667
Additions and repayments	26,450	(4,529)	(1,606)	(1,130)	19,185	(12)	(29)	(141)	(75)	(257)
Charge (credit) to the income statement						13	(81)	996	(64)	864
Disposals and derecognition	–	–	–	–	–	–	–	–	–	–
Advances written off			(1,294)	(9)	(1,303)			(1,294)	(9)	(1,303)
Recoveries of amounts previously written off			209	–	209			209	–	209
At 31 December 2025	410,428	42,482	6,519	5,076	464,505	729	1,076	1,037	159	3,001
Allowance for expected credit losses	(729)	(1,076)	(1,037)	(159)	(3,001)
Net carrying amount	409,699	41,406	5,482	4,917	461,504
Drawn ECL coverage[3] (%)	0.2	2.5	15.9	3.1	0.6
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a credit for methodology and model changes of £136 million, split by stage as £41 million credit for Stage 1, £47 million credit for Stage 2, £52 million credit for Stage 3 and
£4 million charge for POCI.
3Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
The total allowance for expected credit losses includes £243 million (2024: £178 million) in respect of residual value impairment and voluntary terminations within the Group’s UK Motor Finance business.
Movements in balances for the year ended 31 December 2024 (audited)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 1 January 2024	368,859	52,973	7,131	7,854	436,817	885	1,462	1,133	213	3,693
Exchange and other adjustments[1]	(801)	(19)	(67)	11	(876)	(11)	(5)	26	52	62
Transfers to Stage 1	25,616	(25,566)	(50)		–	413	(404)	(9)		–
Transfers to Stage 2	(25,376)	25,950	(574)		–	(66)	126	(60)		–
Transfers to Stage 3	(1,102)	(2,102)	3,204		–	(20)	(177)	197		–
Net change in ECL due to transfers						(292)	339	303		350
Impact of transfers between stages[2]	(862)	(1,718)	2,580		–	35	(116)	431		350
Other changes in credit quality[2]						(127)	(65)	708	66	582
Additions and repayments	21,038	(6,098)	(1,597)	(909)	12,434	(47)	(105)	(193)	(71)	(416)
Charge (credit) to the income statement						(139)	(286)	946	(5)	516
Disposals and derecognition[3]	(717)	(480)	(366)	(694)	(2,257)	(5)	(12)	(25)	(18)	(60)
Advances written off			(1,173)	(55)	(1,228)			(1,173)	(55)	(1,228)
Recoveries of amounts previously written off			200	–	200			200	–	200
At 31 December 2024	387,517	44,658	6,708	6,207	445,090	730	1,159	1,107	187	3,183
Allowance for expected credit losses	(730)	(1,159)	(1,107)	(187)	(3,183)
Net carrying amount	386,787	43,499	5,601	6,020	441,907
Drawn ECL coverage[4] (%)	0.2	2.6	16.5	3.0	0.7
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a credit for methodology and model changes of £24 million, split by stage as £20 million credit for Stage 1, £2 million charge for Stage 2, £15 million charge for Stage 3 and
£21 million credit for POCI.
3Relates to the securitisations of primarily legacy Retail mortgages
4Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

Schedule of Credit Quality of Assets

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1–3	0.00–0.80%	CMS 1–5	0.000–0.100%
RMS 4–6	0.81–4.50%	CMS 6–10	0.101–0.500%
RMS 7–9	4.51–14.00%	CMS 11–14	0.501–3.000%
RMS 10	14.01–20.00%	CMS 15–18	3.001–20.000%
RMS 11–13	20.01–99.99%	CMS 19	20.001–99.999%
RMS 14	100.00%	CMS 20–23	100.000%

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance (audited)	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2025
Retail – UK mortgages
RMS 1–3	276,020	19,717	–	–	295,737	43	99	–	–	142
RMS 4–6	8,034	6,274	–	–	14,308	6	34	–	–	40
RMS 7–9	154	1,193	–	–	1,347	1	12	–	–	13
RMS 10	23	338	–	–	361	–	5	–	–	5
RMS 11–13	76	2,892	–	–	2,968	1	57	–	–	58
RMS 14	–	–	4,016	5,076	9,092	–	–	309	159	468
	284,307	30,414	4,016	5,076	323,813	51	207	309	159	726
Retail – credit cards
RMS 1–3	5,708	6	–	–	5,714	11	–	–	–	11
RMS 4–6	8,221	1,108	–	–	9,329	85	44	–	–	129
RMS 7–9	1,321	793	–	–	2,114	48	87	–	–	135
RMS 10	8	140	–	–	148	1	26	–	–	27
RMS 11–13	–	279	–	–	279	–	91	–	–	91
RMS 14	–	–	274	–	274	–	–	121	–	121
	15,258	2,326	274	–	17,858	145	248	121	–	514
Retail – UK unsecured loans and overdrafts
RMS 1–3	1,376	2	–	–	1,378	4	–	–	–	4
RMS 4–6	8,130	624	–	–	8,754	106	34	–	–	140
RMS 7–9	1,062	324	–	–	1,386	37	33	–	–	70
RMS 10	26	110	–	–	136	2	19	–	–	21
RMS 11–13	7	337	–	–	344	1	99	–	–	100
RMS 14	–	–	193	–	193	–	–	112	–	112
	10,601	1,397	193	–	12,191	150	185	112	–	447
Retail – UK Motor Finance
RMS 1–3	8,531	910	–	–	9,441	135	22	–	–	157
RMS 4–6	5,083	1,275	–	–	6,358	63	52	–	–	115
RMS 7–9	606	359	–	–	965	3	25	–	–	28
RMS 10	–	77	–	–	77	–	10	–	–	10
RMS 11–13	2	165	–	–	167	–	39	–	–	39
RMS 14	–	–	141	–	141	–	–	79	–	79
	14,222	2,786	141	–	17,149	201	148	79	–	428
Retail – other
RMS 1–3	18,554	3	–	–	18,557	7	–	–	–	7
RMS 4–6	2,616	213	–	–	2,829	10	7	–	–	17
RMS 7–9	75	86	–	–	161	–	1	–	–	1
RMS 10	–	57	–	–	57	–	1	–	–	1
RMS 11–13	–	33	–	–	33	–	1	–	–	1
RMS 14	–	–	145	–	145	–	–	35	–	35
	21,245	392	145	–	21,782	17	10	35	–	62
Total Retail	345,633	37,315	4,769	5,076	392,793	564	798	656	159	2,177
Commercial Banking
CMS 1–5	17,263	1	–	–	17,264	3	–	–	–	3
CMS 6–10	13,805	34	–	–	13,839	16	–	–	–	16
CMS 11–14	31,164	1,948	–	–	33,112	107	41	–	–	148
CMS 15–18	2,318	2,479	–	–	4,797	39	144	–	–	183
CMS 19	–	705	–	–	705	–	93	–	–	93
CMS 20–23	–	–	1,750	–	1,750	–	–	381	–	381
	64,550	5,167	1,750	–	71,467	165	278	381	–	824
Other[1]	245	–	–	–	245	–	–	–	–	–
Total loans and advances to customers	410,428	42,482	6,519	5,076	464,505	729	1,076	1,037	159	3,001
1Drawn exposures include centralised fair value hedge accounting adjustments.

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance (audited)	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2024
Retail – UK mortgages
RMS 1–3	261,101	21,213	–	–	282,314	46	143	–	–	189
RMS 4–6	8,487	7,384	–	–	15,871	6	51	–	–	57
RMS 7–9	112	1,296	–	–	1,408	–	15	–	–	15
RMS 10	17	273	–	–	290	–	5	–	–	5
RMS 11–13	43	2,829	–	–	2,872	1	59	–	–	60
RMS 14	–	–	4,166	6,207	10,373	–	–	335	187	522
	269,760	32,995	4,166	6,207	313,128	53	273	335	187	848
Retail – credit cards
RMS 1–3	5,058	10	–	–	5,068	11	1	–	–	12
RMS 4–6	7,231	1,129	–	–	8,360	87	52	–	–	139
RMS 7–9	1,242	859	–	–	2,101	51	107	–	–	158
RMS 10	3	149	–	–	152	–	31	–	–	31
RMS 11–13	–	294	–	–	294	–	106	–	–	106
RMS 14	–	–	265	–	265	–	–	133	–	133
	13,534	2,441	265	–	16,240	149	297	133	–	579
Retail – UK unsecured loans and overdrafts
RMS 1–3	1,207	2	–	–	1,209	3	–	–	–	3
RMS 4–6	7,020	484	–	–	7,504	98	27	–	–	125
RMS 7–9	1,047	307	–	–	1,354	40	36	–	–	76
RMS 10	31	111	–	–	142	3	22	–	–	25
RMS 11–13	9	343	–	–	352	1	112	–	–	113
RMS 14	–	–	175	–	175	–	–	118	–	118
	9,314	1,247	175	–	10,736	145	197	118	–	460
Retail – UK Motor Finance
RMS 1–3	8,967	760	–	–	9,727	112	16	–	–	128
RMS 4–6	4,487	1,169	–	–	5,656	55	40	–	–	95
RMS 7–9	440	247	–	–	687	2	17	–	–	19
RMS 10	–	46	–	–	46	–	6	–	–	6
RMS 11–13	3	176	–	–	179	–	36	–	–	36
RMS 14	–	–	124	–	124	–	–	72	–	72
	13,897	2,398	124	–	16,419	169	115	72	–	356
Retail – other
RMS 1–3	15,163	238	–	–	15,401	4	4	–	–	8
RMS 4–6	2,132	190	–	–	2,322	11	7	–	–	18
RMS 7–9	78	72	–	–	150	–	3	–	–	3
RMS 10	–	7	–	–	7	–	–	–	–	–
RMS 11–13	–	9	–	–	9	–	–	–	–	–
RMS 14	–	–	147	–	147	–	–	37	–	37
	17,373	516	147	–	18,036	15	14	37	–	66
Total Retail	323,878	39,597	4,877	6,207	374,559	531	896	695	187	2,309
Commercial Banking
CMS 1–5	13,611	–	–	–	13,611	1	–	–	–	1
CMS 6–10	13,819	53	–	–	13,872	11	–	–	–	11
CMS 11–14	31,534	1,052	–	–	32,586	121	21	–	–	142
CMS 15–18	4,997	3,234	–	–	8,231	66	165	–	–	231
CMS 19	–	722	–	–	722	–	77	–	–	77
CMS 20–23	–	–	1,831	–	1,831	–	–	412	–	412
	63,961	5,061	1,831	–	70,853	199	263	412	–	874
Other[1]	(322)	–	–	–	(322)	–	–	–	–	–
Total loans and advances to customers	387,517	44,658	6,708	6,207	445,090	730	1,159	1,107	187	3,183
1Drawn exposures include centralised fair value hedge accounting adjustments.
Retail credit performance
Portfolio overview
•The Retail portfolio has continued to deliver strong credit performance in 2025 and remains well positioned despite
macroeconomic headwinds. Consumers continue to show strength in the context of inflationary pressures
•Robust risk management remains firmly embedded, underpinned by strong affordability and indebtedness controls for lending and a prudent risk appetite approach. Lending strategies are assessed regularly and are calibrated to reflect the latest macroeconomic conditions
•In UK mortgages, new to arrears and flow to default rates have improved during 2025, while in the unsecured portfolios and UK
Motor Finance, new to arrears and flows to default have remained low and stable
•The Retail impairment charge in 2025 was £734 million, higher than the £457 million charge for 2024 which benefitted from a large release from improvements in the Group’s macroeconomic outlook. Excluding macroeconomic updates, the impairment
charge is slightly lower than 2024 due to continued stability in flows to default with additional write-backs from model
refinements
•Retail customer related ECL allowance as a percentage of drawn loans and advances (coverage) has reduced to 0.6% (31 December
2024: 0.7%)
•Strong credit performance and higher portfolio balances have reduced Stage 2 loans and advances to 9.5% of the Retail portfolio
(31 December 2024: 10.6%). Stage 2 ECL coverage reduced to 2.3%
(31 December 2024: 2.4%)
•Stable and low flows to default and higher portfolio balances have also resulted in a reduction in Retail Stage 3 loans and advances to
1.2% of total loans and advances (31 December 2024: 1.3%)
•Stage 3 ECL coverage reduced to 13.8% (31 December 2024:
14.3%), largely due to continued house price increases
UK mortgages
•The UK mortgages portfolio increased to £323.8 billion
(31 December 2024: £313.1 billion), driven by sustained customer demand
•New to arrears in the UK mortgages portfolio improved during
2025. The portfolio remains well positioned with a strong loan to value (LTV) profile. Portfolio quality improved during the year, supported by robust affordability and credit controls with higher risk legacy vintage balances continuing to reduce
•The impairment credit of £60 million for 2025 is lower than the credit of £194 million in 2024. Both years included favourable updates to the macroeconomic outlook, predominantly via
continued growth in house prices, however this benefit was more material in 2024. Excluding macroeconomic updates, the
impairment charge is favourable year-on-year due to improving flow to default rates
•Stage 2 loans and advances have reduced to 9.4% of total UK mortgages balances (31 December 2024: 10.5%) following the
removal of non-modelled adjustments previously applied to UK
Bank Rate and CPI inflation in the severe downside scenario, combined with strong credit performance and higher portfolio balances
•Continued strong credit performance and higher portfolio balances also resulted in a reduction in Stage 3 loans and advances to 1.2%
(31 December 2024: 1.3%), with continued growth in house prices resulting in a reduction in Stage 3 ECL coverage to 7.7% (31
December 2024: 8.0%)
Credit cards
•Credit card balances increased to £17.9 billion (2024: £16.2 billion), driven by higher demand for new cards and increased customer spending
•The credit card portfolio is a prime book. New to arrears continue to be low and repayment rates remain strong
•The impairment charge of £321 million for 2025 is higher than the charge of £270 million in 2024, due to updates to the Group’s macroeconomic outlook, notably upwards revisions to the
unemployment forecast, compared to favourable updates in 2024.
Portfolio performance remained stable with additional write-backs from model refinements related to loss rates, and an unsecured debt sale completed in the fourth quarter. Total ECL coverage is lower at 3.4% (31 December 2024: 4.2%)
•Stable credit performance and higher portfolio balances resulted in a reduction in Stage 2 loans and advances to 13.0% of total credit card balances (31 December 2024: 15.0%), with lower Stage
2 ECL coverage at 11.9% (31 December 2024: 13.6%)
•Similarly, Stage 3 loans and advances reduced slightly to 1.5%
(31 December 2024: 1.6%) with model refinements also
contributing to reduce Stage 3 ECL coverage to 44.2%
(31 December 2024: 50.2%)
UK unsecured loans and overdrafts
•UK unsecured loans and overdraft balances increased to £12.2 billion (2024: £10.7 billion) driven by organic balance growth and lower repayments
•The impairment charge of £257 million for 2025 is lower than the charge of £272 million for 2024, largely due to loss rate model refinements. ECL and coverage are both lower at a total level and across all stages
•Strong credit performance and higher portfolio balances within unsecured loans resulted in a slight reduction in Stage 2 loans and advances to 11.5% of total balances (31 December 2024: 11.6%), with Stage 2 ECL coverage lower at 15.3% (31 December 2024:
18.8%)
•Similarly, Stage 3 loans and advances remained stable at 1.6%
(31 December 2024: 1.6%), with model refinements also
contributing to reduce Stage 3 ECL coverage to 58.0%
(31 December 2024: 67.4%)
UK Motor Finance
•UK Motor Finance balances (which exclude operating leases)
increased to £17.1 billion (2024: £16.4 billion), driven by retail demand, alongside increased stocking
•Updates to Residual Value (RV) and Voluntary Termination (VT)
provisions held against Personal Contract Purchase (PCP) and Hire
Purchase (HP) lending are included within ECL and the impairment charge. Volatility in used vehicle values have primarily driven an
ECL increase to £243 million as at 31 December 2025 (31 December
2024: £178 million)
•The impairment charge of £212 million for 2025 is higher than the charge of £116 million for 2024, reflecting increased RV and VT charges year-on-year. Increased RV and VT provisions drove
increases to Stage 2 ECL coverage to 5.3% (31 December 2024:
4.8%), with Stage 2 loans and advances increasing slightly to 16.2%
(31 December 2024: 14.6%)
•Stage 3 loans and advances remained stable at 0.8% (31 December
2024: 0.8%), with Stage 3 ECL coverage reducing slightly to 56.0%
(31 December 2024: 58.1%)
Other
•Other Retail loans and advances increased to £21.8 billion
(31 December 2024: £18.0 billion), largely driven by growth in the
European business
•Stage 2 loans and advances reduced to 1.8% (31 December 2024:
2.9%), due to higher portfolio balances, with coverage across stages broadly stable. Stage 3 loans and advances remained stable at 0.7% of total loans and advances (31 December 2024: 0.8%)
•There was a £4 million impairment charge in 2025, compared to a
£7 million credit in 2024
Retail UK mortgage balance movements (audited)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2025	269,760	32,995	4,166	6,207	313,128	53	273	335	187	848
Exchange and other adjustments[1]	–	–	–	7	7	(1)	(1)	36	45	79
Transfers to Stage 1	3,892	(3,850)	(42)		–	29	(27)	(2)		–
Transfers to Stage 2	(5,474)	6,053	(579)		–	(2)	25	(23)		–
Transfers to Stage 3	(399)	(999)	1,398		–	–	(19)	19		–
Net change in ECL due to transfers						(29)	27	60		58
Impact of transfers between stages[2]	(1,981)	1,204	777		–	(2)	6	54		58
Other changes in credit quality[2]						(6)	(33)	89	11	61
Additions and repayments	16,528	(3,785)	(794)	(1,129)	10,820	7	(38)	(72)	(75)	(178)
Charge (credit) to the income statement						(1)	(65)	71	(64)	(59)
Advances written off			(139)	(9)	(148)			(139)	(9)	(148)
Recoveries of amounts previously written off			6	–	6			6	–	6
At 31 December 2025	284,307	30,414	4,016	5,076	323,813	51	207	309	159	726
Allowance for expected credit losses	(51)	(207)	(309)	(159)	(726)
Net carrying amount	284,256	30,207	3,707	4,917	323,087
Drawn ECL coverage[3] (%)	–	0.7	7.7	3.1	0.2
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a credit for methodology and model changes of £12 million, split by stage as £22 million credit for Stage 2, £6 million charge for Stage 3 and £4million charge for POCI.
3Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

Schedule of Mortgage Lending

	At 31 December 2025					At 31 December 2024
	Stage 1 (£m)	Stage 2 (£m)	Stage 3 (£m)	POCI (£m)	Total (£m)	Stage 1 (£m)	Stage 2 (£m)	Stage 3 (£m)	POCI (£m)	Total (£m)
Gross drawn exposures
Less than 60%	142,960	25,099	2,811	4,343	175,213	145,055	27,851	3,014	5,066	180,986
60% to 70%	48,852	2,647	620	451	52,570	49,746	2,954	643	638	53,981
70% to 80%	47,327	1,324	321	158	49,130	40,292	1,168	307	232	41,999
80% to 90%	38,070	1,181	165	62	39,478	30,215	898	123	109	31,345
90% to 100%	7,053	156	46	22	7,277	4,420	109	36	63	4,628
Greater than 100%	45	7	53	40	145	32	15	43	99	189
Total	284,307	30,414	4,016	5,076	323,813	269,760	32,995	4,166	6,207	313,128
Allowance for expected credit losses
Less than 60%	11	128	105	62	306	14	165	130	66	375
60% to 70%	10	36	69	34	149	11	51	77	36	175
70% to 80%	15	20	56	23	114	13	30	59	27	129
80% to 90%	16	19	37	15	87	13	23	32	17	85
90% to 100%	3	4	14	6	27	2	3	13	10	28
Greater than 100%	–	1	28	19	48	–	1	24	31	56
Total	55	208	309	159	731	53	273	335	187	848
UK mortgages energy performance certificate analysis
The energy performance certificate (EPC) profile of the security associated with the Group’s UK mortgage portfolio is shown below:

EPC profile	A £m	B £m	C £m	D £m	E £m	F £m	G £m	Unrated properties £m	Total
At 31 December 2025	2,087	47,170	77,625	102,066	32,690	6,124	1,361	54,690	323,813
At 31 December 2024	1,113	40,469	68,128	97,392	33,021	6,293	1,370	65,342	313,128

Schedule of Derivative Assets

	2025			2024
	Investment grade[1] £m	Other £m	Total £m	Investment grade[1] £m	Other £m	Total £m
Trading and other	2,271	238	2,509	3,294	126	3,420
Hedging	8	1	9	3	5	8
	2,279	239	2,518	3,297	131	3,428
Due from fellow Lloyds Banking Group undertakings			742			807
Total derivative financial instruments			3,260			4,235
1Credit ratings equal to or better than ‘BBB’.

Schedule of Securities Lending Transactions	The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2025 £m	2024 £m
Financial assets at fair value through other comprehensive income	4,846	5,714